Intangible Assets and Goodwill - Schedule of Intangible Assets and Goodwill (Details) - USD ($) $ in Thousands	3 Months Ended				6 Months Ended		9 Months Ended
	Sep. 30, 2021	Jun. 30, 2021	Sep. 30, 2020	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020
Finite Lived And Indefinite Lived Intangible Assets By Major Class [Line Items]
Finite and indefinite lived intangible assets, gross	$ 16,953	$ 16,953			$ 16,953		$ 16,953		$ 16,953
Finite and indefinite lived intangible assets, accumulated amortization	(4,130)	(4,021)			(4,021)		(4,130)		(3,802)
Intangible assets, net carrying amount	12,823	12,932			12,932		12,823		13,151
Amortization expense	(109)	(109)	$ (157)	$ (225)	(219)	$ (451)	(328)	$ (608)
Goodwill Roll Forward
Goodwill, Gross	1,585	1,585			1,585		1,585		1,585
Goodwill, Accumulated amortization	0						0		0
Goodwill, net carrying amount	1,585	1,585			1,585		1,585		1,585
Bed Licenses Separable
Finite Lived And Indefinite Lived Intangible Assets By Major Class [Line Items]
Finite and indefinite lived intangible assets, gross	2,471	2,471			2,471		2,471		2,471
Finite and indefinite lived intangible assets, accumulated amortization	0						0		0
Intangible assets, net carrying amount	2,471	2,471			2,471		2,471		2,471
Amortization expense							0
Bed Licenses Included in Property and Equipment
Finite Lived And Indefinite Lived Intangible Assets By Major Class [Line Items]
Finite and indefinite lived intangible assets, gross	14,276	14,276			14,276		14,276		14,276
Finite and indefinite lived intangible assets, accumulated amortization	(4,064)	(3,961)			(3,961)		(4,064)		(3,754)
Intangible assets, net carrying amount	10,212	10,315			10,315		10,212		10,522
Amortization expense	(103)	(103)	(103)	(103)	(207)	(207)	(310)	(310)
Lease Rights
Finite Lived And Indefinite Lived Intangible Assets By Major Class [Line Items]
Finite and indefinite lived intangible assets, gross	206	206			206		206		206
Finite and indefinite lived intangible assets, accumulated amortization	(66)	(60)			(60)		(66)		(48)
Intangible assets, net carrying amount	140	146			146		140		$ 158
Amortization expense	$ (6)	$ (6)	$ (54)	$ (122)	$ (12)	$ (244)	$ (18)	$ (298)